Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Income Tax [Line Items]
Loss before income taxes	$ (24,473)	$ (18,178)
Statutory tax rate	26.00%	26.00%
Income tax expense (recovery) at Canadian statutory income tax rates	$ (6,363)	$ (4,726)
Change in valuation allowance	4,290	1,524
Permanent differences	447	369
Tax rate differences	291	1,445
Expiry of loss carryforwards	913	0
Effect of change in statutory tax rates	697	11
Adjustments to prior years	(504)	586
Other differences	218	840
Income tax expense (recovery)	$ (11)	$ 49